Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 28.2%[1]
	COMMUNICATIONS — 2.9%
5,440	Alphabet, Inc. - Class A	$902,224
2,912	AT&T, Inc.	64,064
17	Booking Holdings, Inc.	71,606
83	Charter Communications, Inc. - Class A*	26,899
1,863	Comcast Corp. - Class A	77,817
1,134	Meta Platforms, Inc. - Class A	649,147
181	Netflix, Inc.*	128,378
509	T-Mobile US, Inc.	105,037
1,712	Verizon Communications, Inc.	76,886
741	Walt Disney Co.	71,277
704	Warner Bros Discovery, Inc.*	5,808
		2,179,143
	CONSUMER DISCRETIONARY — 2.4%
4,140	Amazon.com, Inc.*	771,406
110	Aptiv PLC*[2]	7,921
8	AutoZone, Inc.*	25,200
550	Chipotle Mexican Grill, Inc.*	31,691
255	eBay, Inc.	16,603
1,629	Ford Motor Co.	17,202
592	General Motors Co.	26,545
426	Home Depot, Inc.	172,615
275	Lowe's Cos., Inc.	74,484
133	Marriott International, Inc. - Class A	33,064
305	McDonald's Corp.	92,876
645	NIKE, Inc. - Class B	57,018
27	O'Reilly Automotive, Inc.*	31,093
478	Starbucks Corp.	46,600
1,169	Tesla, Inc.*	305,846
486	TJX Cos., Inc.	57,125
		1,767,289
	CONSUMER STAPLES — 1.5%
749	Altria Group, Inc.	38,229
1,761	Coca-Cola Co.	126,546
344	Colgate-Palmolive Co.	35,711
77	Constellation Brands, Inc. - Class A	19,842
181	Costco Wholesale Corp.	160,460
94	Dollar General Corp.	7,950
147	Estee Lauder Cos., Inc. - Class A	14,654
137	Kimberly-Clark Corp.	19,492
499	Kraft Heinz Co.	17,520
569	Mondelez International, Inc. - Class A	41,918

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	CONSUMER STAPLES (Continued)
432	Monster Beverage Corp.*	$22,537
564	PepsiCo, Inc.	95,908
635	Philip Morris International, Inc.	77,089
987	Procter & Gamble Co.	170,948
195	Target Corp.	30,393
352	Walgreens Boots Alliance, Inc.	3,154
3,393	Walmart, Inc.	273,985
		1,156,336
	ENERGY — 0.6%
786	Chevron Corp.	115,754
538	ConocoPhillips	56,641
239	EOG Resources, Inc.	29,380
1,978	Exxon Mobil Corp.	231,861
572	Schlumberger N.V.[2]	23,996
		457,632
	FINANCIALS — 3.3%
316	American Express Co.	85,699
339	American International Group, Inc.	24,825
90	Aon PLC - Class A2	31,139
3,337	Bank of America Corp.	132,412
337	Bank of New York Mellon Corp.	24,217
913	Berkshire Hathaway, Inc. - Class B*	420,217
62	BlackRock, Inc.	58,870
174	Capital One Financial Corp.	26,053
771	Charles Schwab Corp.	49,968
176	Chubb Ltd.[2]	50,757
809	Citigroup, Inc.	50,643
147	CME Group, Inc.	32,435
248	Fidelity National Information Services, Inc.	20,770
269	Fiserv, Inc.*	48,326
142	Goldman Sachs Group, Inc.	70,306
230	Intercontinental Exchange, Inc.	36,947
1,205	JPMorgan Chase & Co.	254,086
206	Marsh & McLennan Cos., Inc.	45,956
401	Mastercard, Inc. - Class A	198,014
343	MetLife, Inc.	28,291
76	Moody's Corp.	36,069
732	Morgan Stanley	76,304
34	MSCI, Inc.	19,820
479	PayPal Holdings, Inc.*	37,376
172	PNC Financial Services Group, Inc.	31,794

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	FINANCIALS (Continued)
238	Progressive Corp.	$60,395
144	S&P Global, Inc.	74,393
92	T. Rowe Price Group, Inc.	10,022
544	Truist Financial Corp.	23,267
605	U.S. Bancorp	27,667
888	Visa, Inc. - Class A	244,156
1,626	Wells Fargo & Co.	91,853
		2,423,047
	HEALTH CARE — 3.0%
721	Abbott Laboratories	82,201
721	AbbVie, Inc.	142,383
123	Agilent Technologies, Inc.	18,263
32	Align Technology, Inc.*	8,138
230	Amgen, Inc.	74,108
204	Baxter International, Inc.	7,746
116	Becton Dickinson & Co.	27,968
581	Boston Scientific Corp.*	48,688
905	Bristol-Myers Squibb Co.	46,825
238	Centene Corp.*	17,917
135	Cigna Group	46,769
538	CVS Health Corp.	33,829
291	Danaher Corp.	80,904
160	Dexcom, Inc.*	10,726
255	Edwards Lifesciences Corp.*	16,827
99	Elevance Health, Inc.	51,480
390	Eli Lilly & Co.	345,517
23	Embecta Corp.	324
149	GE HealthCare Technologies, Inc.	13,984
511	Gilead Sciences, Inc.	42,842
10	GRAIL, Inc.*	138
127	HCA Healthcare, Inc.	51,617
52	Humana, Inc.	16,471
35	IDEXX Laboratories, Inc.*	17,683
64	Illumina, Inc.*	8,346
146	Intuitive Surgical, Inc.*	71,725
78	IQVIA Holdings, Inc.*	18,484
1,073	Johnson & Johnson	173,890
548	Medtronic PLC[2]	49,336
1,030	Merck & Co., Inc.	116,967
165	Moderna, Inc.*	11,027
2,288	Pfizer, Inc.	66,215
44	Regeneron Pharmaceuticals, Inc.*	46,255

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	HEALTH CARE (Continued)
58	Solventum Corp.*	$4,044
154	Stryker Corp.	55,634
161	Thermo Fisher Scientific, Inc.	99,590
384	UnitedHealth Group, Inc.	224,517
104	Vertex Pharmaceuticals, Inc.*	48,368
193	Zoetis, Inc.	37,708
		2,235,454
	INDUSTRIALS — 1.7%
235	3M Co.	32,124
488	Amphenol Corp. - Class A	31,798
172	Automatic Data Processing, Inc.	47,598
240	Boeing Co.*	36,490
353	Carrier Global Corp.	28,413
221	Caterpillar, Inc.	86,437
168	Cintas Corp.	34,588
904	CSX Corp.	31,215
125	Deere & Co.	52,166
163	Eaton Corp. PLC[2]	54,025
243	Emerson Electric Co.	26,577
108	FedEx Corp.	29,557
112	GE Vernova, Inc.*	28,558
114	General Dynamics Corp.	34,451
448	General Electric Co.	84,484
281	Honeywell International, Inc.	58,085
128	Illinois Tool Works, Inc.	33,545
287	Johnson Controls International plc[2]	22,274
80	L3Harris Technologies, Inc.	19,030
112	Lockheed Martin Corp.	65,471
99	Norfolk Southern Corp.	24,601
65	Northrop Grumman Corp.	34,325
94	Old Dominion Freight Line, Inc.	18,672
147	Paychex, Inc.	19,726
129	Republic Services, Inc.	25,908
610	RTX Corp.	73,908
97	Trane Technologies PLC[2]	37,707
262	Union Pacific Corp.	64,578
354	United Parcel Service, Inc. - Class B	48,264
97	Veralto Corp.	10,850
171	Waste Management, Inc.	35,500
		1,230,925

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	MATERIALS — 0.3%
90	Air Products and Chemicals, Inc.	$26,796
211	DuPont de Nemours, Inc.	18,802
117	Ecolab, Inc.	29,874
599	Freeport-McMoRan, Inc.	29,902
208	Linde PLC[2]	99,187
325	Newmont Corp.	17,371
107	Sherwin-Williams Co.	40,839
		262,771
	REAL ESTATE — 0.3%
186	American Tower Corp. - REIT	43,256
176	Crown Castle, Inc. - REIT	20,879
119	Digital Realty Trust, Inc. - REIT	19,258
37	Equinix, Inc. - REIT	32,842
302	Prologis, Inc. - REIT	38,136
71	Public Storage - REIT	25,835
134	Simon Property Group, Inc. - REIT	22,649
		202,855
	TECHNOLOGY — 8.2%
269	Accenture PLC - Class A2	95,086
194	Adobe, Inc.*	100,449
666	Advanced Micro Devices, Inc.*	109,277
214	Analog Devices, Inc.	49,256
6,739	Apple, Inc.	1,570,187
362	Applied Materials, Inc.	73,142
125	Arista Networks, Inc.*	47,978
90	Autodesk, Inc.*	24,793
1,680	Broadcom, Inc.	289,800
113	Cadence Design Systems, Inc.*	30,626
1,720	Cisco Systems, Inc.	91,538
214	Cognizant Technology Solutions Corp. - Class A	16,517
335	Fortinet, Inc.*	25,979
1,658	Intel Corp.	38,897
366	International Business Machines Corp.	80,915
115	Intuit, Inc.	71,415
62	KLA Corp.	48,013
57	Lam Research Corp.	46,517
226	Microchip Technology, Inc.	18,146
457	Micron Technology, Inc.	47,395
3,061	Microsoft Corp.	1,317,148
69	Motorola Solutions, Inc.	31,024
10,190	NVIDIA Corp.	1,237,474

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	TECHNOLOGY (Continued)
108	NXP Semiconductors N.V.[2]	$25,921
1,089	Oracle Corp.	185,566
457	QUALCOMM, Inc.	77,713
43	Roper Technologies, Inc.	23,927
402	Salesforce, Inc.	110,031
81	ServiceNow, Inc.*	72,446
63	Synopsys, Inc.*	31,903
133	TE Connectivity PLC[2]	20,082
377	Texas Instruments, Inc.	77,877
		6,087,038
	UTILITIES — 4.0%
2,283	Alliant Energy Corp.	138,555
1,565	Ameren Corp.	136,875
1,775	American Electric Power Co., Inc.	182,115
745	American Water Works Co., Inc.	108,949
1,315	Atmos Energy Corp.	182,404
2,144	CMS Energy Corp.	151,431
1,628	Consolidated Edison, Inc.	169,523
962	Constellation Energy Corp.	250,139
330	Dominion Energy, Inc.	19,071
1,158	DTE Energy Co.	148,699
314	Duke Energy Corp.	36,204
1,236	Entergy Corp.	162,670
2,031	Evergy, Inc.	125,942
1,522	Eversource Energy	103,572
2,888	Exelon Corp.	117,108
3,369	FirstEnergy Corp.	149,415
800	NextEra Energy, Inc.	67,624
4,624	PPL Corp.	152,962
2,100	Public Service Enterprise Group, Inc.	187,341
2,471	Southern Co.	222,835
1,438	WEC Energy Group, Inc.	138,307
		2,951,741
	TOTAL COMMON STOCKS
	(Cost $16,694,390)	20,954,231

Principal Amount
	U.S. TREASURY BILLS — 55.3%
	United States Treasury Bill
$2,850,000	5.001%, 10/10/2024[3,4]	2,846,685
1,050,000	4.542%, 10/17/2024[3,4]	1,047,816
15,750,000	5.037%, 10/24/2024[3,4]	15,702,561

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS (Continued)
$11,900,000	4.970%, 11/21/2024[3,5]	$11,821,936
9,700,000	4.410%, 12/19/2024	9,604,038
	TOTAL U.S. TREASURY BILLS
	(Cost $41,016,034)	41,023,036
	U.S. TREASURY NOTES — 20.0%
	United States Treasury Note
3,925,000	2.875%, 5/15/2032	3,706,978
3,625,000	4.125%, 11/15/2032	3,725,394
3,825,000	3.375%, 5/15/2033	3,715,479
3,525,000	4.500%, 11/15/2033	3,718,463
	TOTAL U.S. TREASURY NOTES
	(Cost $14,399,494)	14,866,314
	SHORT-TERM INVESTMENTS — 0.0%
10	UMB Bank, Money Market Fiduciary Deposit Investment, 0.01%[3,4,6]	10
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10)	10
	TOTAL INVESTMENTS — 103.5%
	(Cost $72,109,928)	76,843,591
	Liabilities in Excess of Other Assets — (3.5)%	(2,626,038)
	TOTAL NET ASSETS — 100.0%	$74,217,553

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	See additional notional stock exposure value via stock index futures on page 8.
[2]	Foreign security denominated in U.S. dollars.
[3]	All or a portion of this security is segregated as collateral for derivatives. The market value of the securities pledged as collateral was $17,348,560, which represents 23.38% of total net assets of the Fund.
[4]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.
[5]	Callable.
[6]	The rate is the annualized seven-day yield at period end.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Commodity Futures
CMX Gold [1]	December 2024	41	$10,099,318	$10,903,539	$804,221
NYMEX WTI Crude Oil [1]	December 2024	42	2,880,048	2,846,340	(33,708)

Index Futures
CME E-mini Russell 2000 Index	December 2024	66	7,139,471	7,422,360	282,889
CME E-mini S&P 500	December 2024	5	1,415,716	1,453,563	37,847
NYF MSCI EAFE Index	December 2024	64	7,795,991	7,960,960	164,969
Total Long Contracts			$29,330,544	$30,586,762	$1,256,218

TOTAL FUTURES CONTRACTS			$29,330,544	$30,586,762	$1,256,218

[1]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

SWAP CONTRACTS

(OTC) TOTAL RETURN SWAP

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate[1]	Pay/Receive Frequency	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Deutsche Bank	Abraham Fortress dbSelect Index [2]	Receive	0.45% of Notional Value	Quarterly	June 13, 2029	$39,362,551	$(4,658,329)
TOTAL SWAP CONTRACTS							$(4,658,329)

[1]	Financing rate is based upon notional trading amounts at period end.
[2]	This investment is a holding of the Abraham Fortress Fund, Ltd. and is comprised of a proprietary basket of alternative programs investing in various futures contracts and forward foreign currency exchange contracts.

Total Return Swap Top Holdings ^

FUTURES CONTRACTS

Description	Expiration Date	Number of Long Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
LIF 3 month Euro (EURIBOR)	June 2025	21	$5,749,992	$11,583	6.27%
CME Live Cattle Future	October 2024	63	4,660,667	10,129	5.48%
ICE Brent Crude Monthly Future	January 2025	47	3,377,126	67,936	36.75%
CMX Gold	December 2024	12	3,214,609	140,793	76.16%
CME SOFR 3month	September 2025	12	3,011,903	(600)	-0.32%
OSE 10 year Japanese Government Bond	December 2024	3	2,974,615	(339)	-0.18%
IFLL 3 Month SONIA Index	December 2025	9	2,860,690	(827)	-0.45%
EUX Euro-BUND	December 2024	17	2,628,302	28,603	15.47%
CBT 5 year US Treasury Notes	December 2024	22	2,410,825	746	0.40%
CME E-Mini Nasdaq-100	December 2024	5	1,944,187	21,140	11.44%
CBT 2 year US Treasury Notes	December 2024	9	1,896,249	2,751	1.49%
CME SOFR 3month	September 2026	7	1,774,915	453	0.25%
NYM Light Sweet Crude Oil (WTI) Future	February 2025	25	1,666,213	(35,242)	-19.06%
KCB Hard Red Winter Wheat Future	March 2025	56	1,661,364	38,118	20.62%
CME E-Mini S&P 500	December 2024	6	1,594,755	16,980	9.19%
LIF Long Gilt Future	December 2024	12	1,559,664	(19,336)	-10.46%
LIF 3 month Euro (EURIBOR)	September 2026	6	1,544,771	1,811	0.98%
LIF 3 month Euro (EURIBOR)	September 2025	6	1,511,055	4,517	2.44%
EUX 2 year Euro-Schatz	December 2024	12	1,464,339	4,006	2.17%
LIF 3 month Euro (EURIBOR)	March 2025	5	1,441,655	3,299	1.78%
IFLL 3 Month SONIA Index	September 2025	4	1,405,120	(208)	-0.11%
CME Live Cattle Future	February 2025	19	1,397,163	51,601	27.91%
EUX DAX Index Future	December 2024	2	1,353,092	25,324	13.70%
IFLL 3 Month SONIA Index	September 2026	4	1,297,590	(957)	-0.52%
CME Lean Hog Future	October 2024	39	1,271,135	4,652	2.52%
CME SOFR 3month	September 2027	5	1,264,678	(83)	-0.05%
MSE Three-Month CORRA Futures	March 2025	7	1,216,554	2,795	1.51%
EUX 10 year Italian Bond	December 2024	9	1,211,758	12,566	6.80%
CME SOFR 3month	March 2026	5	1,154,127	1,247	0.67%
CME SOFR 3month	June 2026	5	1,146,807	797	0.43%
LIF 3 month Euro (EURIBOR)	December 2025	4	1,130,202	3,472	1.88%
LIF 3 month Euro (EURIBOR)	December 2026	4	1,119,882	1,359	0.73%
CME SOFR 3month	December 2025	5	1,115,025	1,204	0.65%
CME CME E-Mini Russell 2000 Index	December 2024	10	1,085,709	6,801	3.68%
CBT 10 year US Treasury Notes	December 2024	9	1,076,367	(537)	-0.29%
SFE 3 year Australian Treasury Bond	December 2024	14	1,039,277	(527)	-0.29%
CME SOFR 3month	December 2026	4	1,024,204	435	0.24%
CME Lean Hog Future	February 2025	32	993,723	28,180	15.24%
LIF 3 month Euro (EURIBOR)	March 2026	4	983,506	2,590	1.40%
IFLL 3 Month SONIA Index	September 2027	3	981,371	(2,195)	-1.19%
CME Feeder Cattle Future	November 2024	8	976,242	13,103	7.09%
LIF 3 month Euro (EURIBOR)	September 2027	3	948,451	502	0.27%
CMX Silver	December 2024	6	933,531	29,571	16.00%
CME SOFR 3month	March 2027	4	909,263	138	0.07%
ICE Brent Crude Monthly Future	November 2024	13	907,920	(80,956)	-43.79%
LIF 3 month Euro (EURIBOR)	March 2027	3	844,003	981	0.53%
SFE 90 Day Bank Accepted Bill Future	June 2025	5	839,269	(527)	-0.29%
LIF 3 month Euro (EURIBOR)	June 2026	3	836,719	1,824	0.99%
EUX 3 year Italian Bond Future	December 2024	7	816,869	5,499	2.97%
CBT E-mini Dow	December 2024	4	795,291	1,708	0.92%
CME SOFR 3month	June 2027	3	786,897	(35)	-0.02%
CBT Soybean Oil Future	March 2025	30	765,815	50,018	27.06%
EUX Euro-BOBL	December 2024	6	748,352	3,799	2.05%

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

FUTURES CONTRACTS - Continued

Description	Expiration Date	Number of Long Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
CME SOFR 3month	June 2025	3	729,427	1,785	0.97%
IFLL 3 Month SONIA Index	June 2025	2	729,300	(61)	-0.03%
CME JPY/USD	December 2024	8	689,599	3,658	1.98%
CBT 30 year US Treasury Bonds	December 2024	6	688,452	(1,297)	-0.70%
CME SOFR 3month	March 2025	3	664,864	1,482	0.80%
KOFEX 3 Year Korean Treasury Bond Future	December 2024	8	634,821	851	0.46%
IFLL 3 Month SONIA Index	March 2026	2	632,125	491	0.27%
IFLL 3 Month SONIA Index	June 2026	2	622,197	(45)	-0.02%
SGX Mini Japanese Goverment Bond Future	December 2024	6	569,130	(289)	-0.16%
IFLL 3 Month SONIA Index	March 2025	2	564,544	(443)	-0.24%
IFLL 3 Month SONIA Index	March 2027	2	550,707	(470)	-0.25%
MSE Three-Month CORRA Futures	June 2025	3	543,737	2,730	1.48%
IFLL 3 Month SONIA Index	December 2026	2	540,668	(415)	-0.22%
LIF White Sugar Future	November 2024	18	525,039	51,037	27.61%
LIF White Sugar Future	February 2025	18	523,179	43,944	23.77%
SFE 10 year Australian Treasury Bond Future	December 2024	6	522,262	(497)	-0.27%
CME GBP/USD	December 2024	5	456,646	9,501	5.14%
MSE Three-Month CORRA Futures	December 2025	3	454,559	1,697	0.92%
MSE Three-Month CORRA Futures	September 2025	3	454,160	1,377	0.74%
MSE 10 year Canadian Govt Bond	December 2024	5	422,838	1,894	1.02%
CMX Gold	February 2025	2	420,322	15,110	8.17%
NYB Coffee C Future	March 2025	4	405,328	28,130	15.22%
MSE Three-Month CORRA Futures	December 2024	2	402,645	379	0.21%
			$96,070,357	$621,211

Description	Expiration Date	Number of Short Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
CME Live Cattle Future	December 2024	(83)	$(6,115,862)	$(28,192)	-15.25%
CME AUD/USD	December 2024	(80)	(5,544,060)	(207,119)	-112.04%
CME EUR/USD	December 2024	(27)	(3,713,947)	(25,998)	-14.06%
ICE Brent Crude Monthly Future	October 2024	(37)	(2,696,543)	3,036	1.64%
CME Lean Hog Future	December 2024	(66)	(1,946,063)	(906)	-0.49%
NYM Light Sweet Crude Oil (WTI) Future	October 2024	(24)	(1,641,162)	(20,511)	-11.10%
NYM NY Harbour ULSD Future	November 2024	(16)	(1,419,581)	130	0.07%
NYM Henry Hub Natural Gas Future	November 2024	(36)	(1,206,914)	(42,580)	-23.03%
CMX Copper Future	December 2024	(10)	(1,114,807)	(54,449)	-29.45%
MGE Hard Red Spring Wheat Future	December 2024	(36)	(1,108,909)	(20,349)	-11.01%
CME Feeder Cattle Future	January 2025	(9)	(1,083,332)	(9,487)	-5.13%
CBT Soybean Oil Future	December 2024	(35)	(894,040)	(36,095)	-19.53%
MGE Hard Red Spring Wheat Future	March 2025	(25)	(808,487)	(19,855)	-10.74%
NYM Gasoline RBOB Future	November 2024	(9)	(744,903)	4,755	2.57%
LIF FTSE 100 Index Future	December 2024	(7)	(733,286)	2,725	1.47%
HKG Hang Seng Index	October 2024	(5)	(617,451)	(28,605)	-15.47%
EOP CAC 40	October 2024	(6)	(539,057)	(9,301)	-5.03%
NYM Gasoline RBOB Future	October 2024	(6)	(492,337)	78	0.04%
CBT Corn Future	December 2024	(22)	(453,970)	11,096	6.00%
NYB Sugar No.11 Future	April 2025	(19)	(436,430)	(37,553)	-20.31%
CME CAD/USD	December 2024	(5)	(407,975)	(2,266)	-1.23%
			$(33,719,116)	$(521,446)

FORWARD FOREIGN CURRENCY CONTRACTS

Settlement Date	Counterparty	Currency Units to Receive/(Deliver)		In Exchange For		Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
9/30/2024	Deutsche Bank	1,533,219	USD	(1,373,052)	EUR	1,352	0.73%
12/18/2024	Deutsche Bank	(513,491)	USD	392,922	GBP	13,265	7.18%
12/18/2024	Deutsche Bank	1,929,357	PLN	(447,597)	EUR	607	0.33%
12/18/2024	Deutsche Bank	(446,150)	USD	400,479	EUR	2,070	1.12%
12/18/2024	Deutsche Bank	33,952,522	INO	(405,194)	USD	(1,457)	-0.79%
12/18/2024	Deutsche Bank	511,303	SGO	(393,872)	USD	6,855	3.71%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.